Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Goodwill consist of the following:

	September 30, 2019	December 31, 2018
Hooters Full Service	$3,049,783	$3,335,862
Better Burgers Fast Casual	7,448,848	7,448,848
Just Fresh Fast Casual	-	495,755
	$10,498,631	$11,280,465

Goodwill consist of the following at December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Hooters Full Service	$3,335,862	$4,703,203
Better Burgers Fast Casual	7,448,848	7,448,848
Just Fresh Fast Casual	495,755	495,755
	$11,280,465	$12,647,806

Summary of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill are summarized as follows:

	September 30, 2019	December 31, 2018
Beginning Balance	$11,280,465	$12,647,806
Impairment	(495,755)	(1,191,111)
Reclassification to held for sale	(209,794)	-
Foreign currency translation gain (loss)	(76,285)	(176,230)
Ending Balance	$10,498,631	$11,280,465

The changes in the carrying amount of goodwill are summarized as follows:

	December 31, 2018	December 31, 2017
Beginning Balance	$12,647,806	$12,405,770
Impairment	(1,191,111)	-
Foreign currency translation gain (loss)	(176,230)	242,036
Ending Balance	$11,280,465	$12,647,806

Schedule of Other Intangible Assets

Franchise and trademark/tradename intangible assets consist of the following:

		September 30, 2019	December 31, 2018
Trademark, Tradenames:
Just Fresh	10 years	$868,345	$1,010,000
American Roadside Burger	10 years	1,786,930	1,786,930
BGR: The Burger Joint	Indefinite	1,430,000	1,430,000
Little Big Burger	Indefinite	1,550,000	1,550,000
		5,635,275	5,776,930
Acquired Franchise Rights
BGR: The Burger Joint	7 years	827,757	827,757

Franchise License Fees:
Hooters South Africa*	20 years	-	234,242
Hooters Pacific NW	20 years	74,507	89,507
Hooters UK	5 years	11,976	12,422
		86,483	336,171
Total Intangible assets at cost		6,549,515	6,940,858
Accumulated amortization		(2,069,610)	(1,817,699)
Intangible assets, net		$4,479,905	$5,123,159

	Nine Months Ended
	September 30, 2019	September 30, 2018
Amortization expense	$353,974	$404,054

*Amounts are included in assets held for sale as of September 30, 2019.

Franchise and trademark/tradename intangible assets consist of the following at December 31, 2018 and December 31, 2017:

	Estimated Useful Life	December 31, 2018	December 31, 2017
Trademark, Tradenames:
Just Fresh	10 years	$1,010,000	$1,010,000
American Roadside Burger	10 years	1,786,930	1,786,930
BGR: The Burger Joint	Indefinite	1,430,000	1,430,000
Little Big Burger	Indefinite	1,550,000	1,550,000
		5,776,930	5,776,930
Acquired Franchise Rights
BGR: The Burger Joint	7 years	827,757	1,056,000

Franchise License Fees:
Hooters South Africa	20 years	234,242	273,194
Hooters Pacific NW	20 years	89,507	74,507
Hooters UK	5 years	12,422	13,158
		336,171	360,859
Total Intangibles at cost		6,940,858	7,193,789
Accumulated amortization		(1,817,699)	(1,297,057)
Intangible assets, net		$5,123,159	$5,896,732

	Periods Ended
	December 31, 2018	December 31, 2017
Amortization expense	$520,642	$302,879